OTHER LIABILITIES (Details) - COP ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018
OTHER LIABILITIES
Payables		$ 1,927,945	$ 1,638,010
Suppliers		1,495,415	1,386,809
Advances	[1]	946,488	1,043,611
Collection services		438,490	884,805
Bonuses and short-term benefits	[2]	403,872	351,697
Security contributions		363,802	341,872
Salaries and other labor obligations		292,570	265,337
Dividends	[3]	279,125	267,468
Advances in leasing operations and loans		207,045	133,377
Provisions	[4]	190,690	168,033
Liabilities from contracts with customers		60,791	75,845
Deferred interests		34,290	44,598
Other		115,122	166,791
Total		$ 6,755,645	$ 6,768,253

[1]	For the year 2019 and 2018 advances includes the amount received by the Bank in balances related to insurance operations amounting to COP 78,203 and COP 67,136, respectively, balances held by court order amounting to COP 60,584 and COP 62,861, respectively, gain on derivatives first day valuation amounting to COP 50,317 and COP 55,573, respectively, excess cash amounting to COP 6,518 and COP 5,161, respectively and balances of credit cards charges pending to be applied amounting to COP 4,869 and COP 7,214. Additionally, for the years 2019 and 2018, the line includes guaranteed deposits for capital market transactions in foreign currency for COP 324,768 and COP 459,966, respectively.
[2]	For further information , see Note 19 Employee benefit plans (Bonuses and short-term benefits).
[3]	The increase is due to the last installement payment effective for the dividends approved by the annual shareholders’ meeting that took place in 2019 and 2018, respectively.
[4]	See Note 21 Provisions and contingent’s liabilities.